Organization and Description of Business	12 Months Ended
Dec. 31, 2022
Organization and Nature of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ReTo Eco-Solutions, Inc. (“ReTo”) is a business company established under the laws of the British Virgin Islands on August 7, 2015 as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). ReTo and its subsidiaries are collectively referred to as the Company. ReTo, through its subsidiaries, is engaged in (i) manufacture and distribution of eco-friendly construction materials and equipment used for the production of these eco-friendly construction materials and related consultation and technological services; (ii) consultation, design, project implementation and construction of urban ecological protection projects; (iii) roadside assistance services; and (iv) software development services.

As of December 31, 2022, the accompanying consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	100%
Beijing REIT Ecological Engineering Technology Co., Ltd. (“Beijing REIT Ecological”)	Beijing, China	100%
Hainan REIT Construction Engineering Co., Ltd. (“REIT Construction”)**	Haikou, China	100%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”)	Xinyi, China	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”)**	Nanjing, China	-%
REIT Q GREEN Machines Private Ltd (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Ordos”)*	Yancheng, China	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd.	Datong, China	100%
REIT (Xiong’an, Hebei) Eco Technology Co., Ltd. (“REIT Xiong’an”)**	Xiong’an, China	-%
REIT Technology Development Co., Ltd (“REIT Technology”)	Haikou, China	100%
Hainan REIT Mingde Investment Holding Co., Ltd (“REIT Mingde”)	Haikou, China	100%
Yangpu Fangyuyuan United Logistics Co., Ltd. (“Fangyuyuan”)	Haikou, China	90%
Hainan Kunneng Direct Supply Chain Management Co., Ltd.	Haikou, China	51%
Hainan Yile IoT Technology Co., Ltd (“Hainan Yile IoT”)	Haikou, China	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”)	Haikou, China	90%
Ruishi Tongda Ecological Management Co., Ltd.**	Gansu,China	70%
Honghe Ruitu Ecological Technology Co., Ltd.	Yunnan,China	100%
Hainan Coconut Network Freight Co., Ltd.	Haikou, China	100%

*	Previously known as “REIT Yangcheng”
**	Dingxuan was dissolved on August 30, 2022; REIT Xiong’an was dissolved on September 9, 2022. REIT Construction was dissolved subsequently on February 9, 2023. Ruishi Tongda Ecological Management Co., Ltd. was dissolved on March 7, 2023.